Premises and Equipment	12 Months Ended
Dec. 31, 2017
Property, Plant and Equipment [Abstract]
Premises and Equipment

NOTE 6. PREMISES AND EQUIPMENT

The major components of premises and equipment are as follows:

	December 31,
	2017	2016
	(Dollars in thousands)
Land	$7,974	$6,787
Building and improvements	21,228	19,030
Furniture, fixtures and equipment	8,376	7,244
Leasehold improvements	1,800	1,693
Construction in Process	9,038	—
Automobiles	898	1,555
Software	1,892	1,879

Total	51,206	38,188

Less: Accumulated depreciation	(9,017)	(7,854)

Total premises and equipment, net	$42,189	$30,334

Total depreciation expense was $1.8 million for the years ended December 31, 2017 and 2016.

The estimated costs to complete all open construction projects at December 31, 2017 was $1.9 million.